Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified		1 Months Ended
	Jul. 25, 2011	Feb. 27, 2012 Dividend Declared	Jan. 31, 2012 Subsequent Event Zhejiang Greenlander Information Technology Co Ltd	Feb. 29, 2012 Subsequent Event Hunan Changsha Tiandiren Biotech Co Ltd
Subsequent Event [Line Items]
Date of declaration of cash dividend		Feb. 27, 2012
Cash dividend declared, per share		$ 0.40
Date on or around which dividend is to be paid		Apr. 10, 2012
Cash dividend declared, date of record		Mar. 09, 2012
Total acquisition consideration	$ 10,208		$ 3,007	$ 2,910